UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)         (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:         (212) 632-6000

Date of fiscal year end:        12/31

Date of reporting period:         9/30/2005

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2005 (unaudited)

Description	Shares	Value

Common Stocks—100.1%

Finland—3.3%
Nokia Oyj Sponsored ADR (c), (d)	392,000	$6,628,720

France—7.1%
Societe Generale Sponsored ADR	101,300	2,319,770
Total SA Sponsored ADR (c), (d)	58,100	7,891,142
Vivendi Universal SA Sponsored ADR	124,800	4,084,704

Total France		14,295,616

Germany—3.7%
Schering AG ADR (d)	56,800	3,601,120
Siemens AG Sponsored ADR (d)	50,600	3,912,898

Total Germany		7,514,018

Italy—2.6%
Eni SpA Sponsored ADR (d)	35,700	5,287,170

Japan—6.3%
Canon, Inc. Sponsored ADR (c), (d)	69,000	3,743,940
Kao Corp. Sponsored ADR (d)	15,400	3,799,334
Nomura Holdings, Inc. ADR (d)	332,600	5,168,604

Total Japan		12,711,878

Netherlands—2.6%
Heineken NV ADR (d)	163,750	5,274,388

Switzerland—11.5%
Credit Suisse Group
Sponsored ADR (d)	150,200	6,680,896
Nestle SA Sponsored ADR (d)	57,400	4,219,474
Novartis AG ADR (d)	82,800	4,222,800
Swiss Re Sponsored ADR (c), (d)	55,200	3,639,888
UBS AG	51,000	4,360,500

Total Switzerland		23,123,558

United Kingdom—22.7%
Barclays PLC Sponsored ADR (c), (d)	135,300	5,517,534
BP PLC Sponsored ADR (c), (d)	69,600	4,931,160
Cadbury Schweppes PLC
Sponsored ADR (d)	112,700	4,590,271
Diageo PLC Sponsored ADR (d)	101,100	5,864,811
GlaxoSmithKline PLC ADR (c), (d)	172,200	8,830,416
HSBC Holdings PLC
Sponsored ADR (d)	76,300	6,197,849
Unilever PLC Sponsored ADR (d)	95,500	4,032,010
Vodafone Group PLC
Sponsored ADR (d)	219,100	5,690,027

Total United Kingdom		45,654,078

United States—40.3%
Bank of America Corp. (c)	138,200	5,818,220
Cisco Systems, Inc. (a)	220,400	3,951,772
Citigroup, Inc. (c)	116,000	5,280,320
Exxon Mobil Corp. (c)	128,200	8,145,828
First Data Corp.	84,300	3,372,000
General Electric Co.	185,000	6,228,950
Golden West Financial Corp. (c), (d)	31,200	1,852,968
International Business
Machines Corp.	42,600	3,417,372
Johnson & Johnson	104,300	6,600,104
JPMorgan Chase & Co. (c)	148,896	5,052,041
Microsoft Corp. (c)	280,600	7,219,838
Oracle Corp. (a), (c)	477,000	5,910,030
Pfizer, Inc.	103,500	2,584,395
The Coca-Cola Co. (c)	74,200	3,204,698
The Home Depot, Inc.	107,600	4,103,864
United Technologies Corp.	88,000	4,561,920
Wells Fargo & Co.	67,000	3,924,190

Total United States		81,228,510

Total Common Stocks
(Identified cost $184,853,495)		201,717,936

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

	Principal
	Amount
Description	(000) (e)	Value

Foreign Government
Obligations—6.4%

Egypt—3.0%
Egypt Treasury Bills (f):
0.00%, 10/11/05	6,250	$1,082,031
0.00%, 10/18/05	2,875	496,836
0.00%, 11/01/05	4,000	688,820
0.00%, 12/20/05	3,150	535,828
0.00%, 12/27/05	2,725	462,730
0.00%, 01/03/06	3,350	567,872
0.00%, 01/17/06	4,150	701,033
0.00%, 01/31/06	3,775	635,458
0.00%, 04/25/06	2,150	354,563
0.00%, 09/26/06	3,100	492,394

Total Egypt		6,017,565

Israel—0.3%
Israel Government Bond,
7.00%, 02/27/09	2,750	635,276

Turkey—3.1%
Turkey Government Bonds (f):
0.00%, 05/24/06	6,871	4,654,308
0.00%, 08/09/06	1,709	1,124,339
0.00%, 11/08/06	897	569,421

Total Turkey		6,348,068

Total Foreign Government
Obligations
(Identified cost $12,900,237)		13,000,909

	Principal
	Amount
	(000)

Short-Term Investments—24.3%

Repurchase Agreement—0.1%
State Street Bank and Trust Co.,
3.15%, 10/03/05
(Dated 09/30/05, collateralized by
$240,000 United States Treasury
Note, 4.25%, 08/15/13, with a
value of $240,900)
Proceeds of $232,061 (c)	$ 232	232,000

Collateral for Securities
on Loan—24.2%
State Street Navigator Securities
Lending Prime Portfolio,
3.79% (g), (h)	48,697	48,696,555

Total Short-Term Investments
(Identified cost $48,928,555)		48,928,555

Total Investments—130.8%
(Identified cost $246,682,287) (b)		$263,647,400
Liabilities in Excess of Cash
and Other Assets—(30.8)%		(62,094,444)

Net Assets—100.0%		$201,552,956

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Forward Currency Contracts open at September 30, 2005:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/25/05	2,844,945	$993,000	$976,016	$—	$16,984
ARS	11/14/05	2,898,700	1,010,000	993,812	—	16,188
ARS	11/29/05	2,746,106	939,000	940,890	1,890	—
ARS	02/21/06	1,541,180	526,000	525,398	—	602
ARS	02/23/06	2,940,745	986,000	1,002,377	16,377	—
BRL	10/05/05	288,355	101,000	129,520	28,520	—
BRL	10/06/05	3,382,069	1,393,518	1,518,487	124,969	—
BRL	10/11/05	8,204,538	3,415,000	3,675,966	260,966	—
BRL	10/13/05	3,640,190	1,565,000	1,629,587	64,587	—
BRL	11/03/05	2,015,904	736,000	894,784	158,784	—
COP	11/18/05	1,222,519,000	529,000	533,804	4,804	—
COP	11/30/05	697,318,000	302,000	304,346	2,346	—
COP	12/01/05	1,163,232,000	504,000	507,671	3,671	—
COP	12/07/05	3,898,132,500	1,693,000	1,700,763	7,763	—
COP	12/12/05	1,418,340,000	616,000	618,672	2,672	—
COP	03/02/06	1,038,288,000	446,000	450,808	4,808	—
COP	05/12/06	1,119,552,000	476,000	484,032	8,032	—
EGP	12/14/05	3,296,710	553,000	564,084	11,084	—
EGP	02/28/06	5,443,460	908,000	917,719	9,719	—
GHC	11/28/05	5,660,000,000	615,887	614,527	—	1,360
HRK	10/14/05	3,122,028	520,000	506,454	—	13,546
HRK	10/17/05	4,893,000	809,255	793,714	—	15,541
HRK	10/31/05	5,763,000	951,728	934,692	—	17,036
IDR	10/11/05	9,312,345,000	943,500	904,990	—	38,510
IDR	10/12/05	11,098,560,000	1,056,000	1,078,577	22,577	—
IDR	10/12/05	2,451,160,000	233,000	238,208	5,208	—
IDR	10/20/05	11,388,600,000	1,110,000	1,106,764	—	3,236
IDR	11/14/05	9,359,520,000	943,500	909,574	—	33,926
ILS	11/30/05	3,573,000	779,773	777,238	—	2,535
ILS	09/29/06	2,418,504	528,000	526,311	—	1,689
INR	10/06/05	87,752,320	1,984,000	1,995,607	11,607	—
INR	10/06/05	83,783,100	1,902,000	1,905,342	3,342	—
INR	10/11/05	9,026,150	205,000	205,237	237	—
INR	02/02/06	11,528,880	264,000	261,511	—	2,489
ISK	10/04/05	29,524,970	458,000	484,058	26,058	—
ISK	10/13/05	16,424,185	251,000	268,879	17,879	—
ISK	10/20/05	34,452,000	545,282	563,370	18,088	—
ISK	10/31/05	16,544,000	262,231	270,051	7,820	—
ISK	11/08/05	29,617,000	475,088	482,802	7,714	—
KRW	10/11/05	1,659,021,000	1,652,000	1,593,051	—	58,949
KRW	11/08/05	484,771,950	479,000	465,591	—	13,409
KRW	12/21/05	2,591,200,000	2,528,000	2,489,187	—	38,813
KRW	12/30/05	992,556,200	971,000	953,507	—	17,493
KRW	02/08/06	484,053,450	479,000	465,137	—	13,863
KZT	10/14/05	17,195,800	127,000	128,787	1,787	—
KZT	10/19/05	30,649,540	227,000	229,652	2,652	—
KZT	12/21/05	60,433,000	450,791	455,135	4,344	—
MYR	11/14/05	2,771,400	745,000	736,662	—	8,338
MYR	02/13/06	2,752,775	745,000	734,503	—	10,497
PEN	10/31/05	1,594,296	488,000	476,300	—	11,700

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Forward Currency Contracts open at September 30, 2005 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

PEN	12/07/05	1,664,208	$504,000	$497,213	$—	$6,787
PEN	01/26/06	1,611,027	495,000	481,376	—	13,624
PHP	11/04/05	7,165,340	127,000	127,402	402	—
PHP	11/23/05	46,508,220	849,000	825,312	—	23,688
PHP	12/13/05	131,525,250	2,325,000	2,329,457	4,457	—
PLN	10/11/05	14,344,000	4,546,146	4,416,170	—	129,976
PLN	10/12/05	2,238,000	704,427	689,013	—	15,414
PLN	12/22/05	1,921,000	600,632	591,043	—	9,589
RON	10/07/05	5,887,549	2,057,073	1,995,776	—	61,297
RON	10/13/05	6,471,263	2,163,000	2,194,089	31,089	—
RON	10/19/05	979,471	344,000	332,158	—	11,842
RON	10/24/05	2,511,000	875,798	851,673	—	24,125
RON	10/28/05	2,510,504	848,000	851,619	3,619	—
RON	12/22/05	555,306	194,000	187,961	—	6,039
RUB	12/15/05	39,907,858	1,394,405	1,405,532	11,127	—
RUB	05/24/06	99,755,000	3,526,158	3,512,880	—	13,278
RUB	06/09/06	15,998,580	559,000	563,356	4,356	—
RUB	02/26/07	42,336,000	1,470,000	1,478,434	8,434	—
RUB	09/19/08	21,264,250	725,000	726,504	1,504	—
SGD	10/05/05	1,687,786	1,001,000	999,148	—	1,852
SGD	10/11/05	1,399,320	828,000	828,541	541	—
SGD	10/25/05	1,687,550	1,014,000	999,657	—	14,343
SGD	10/31/05	1,942,186	1,148,000	1,150,721	2,721	—
SGD	11/04/05	1,717,365	1,016,000	1,017,710	1,710	—
SIT	10/26/05	536,896,250	2,736,474	2,706,395	—	30,079
SKK	10/13/05	5,740,500	178,000	178,025	25	—
SKK	10/13/05	107,119,800	3,381,200	3,322,009	—	59,191
SKK	10/28/05	40,897,000	1,268,163	1,268,895	732	—
THB	10/11/05	48,180,975	1,170,862	1,172,779	1,917	—
THB	10/11/05	28,173,000	686,009	685,762	—	247
THB	10/17/05	29,912,520	729,930	727,933	—	1,997
TWD	10/11/05	50,586,930	1,557,000	1,525,510	—	31,490
TWD	10/11/05	32,044,040	980,000	966,327	—	13,673
TZS	10/04/05	192,950,000	170,000	169,817	—	183
TZS	10/18/05	368,690,000	322,000	323,770	1,770	—
TZS	10/31/05	242,316,000	212,000	212,346	346	—
TZS	11/07/05	229,049,000	201,539	200,427	—	1,112
TZS	11/09/05	479,304,000	420,000	419,235	—	765
TZS	11/16/05	210,404,000	184,000	183,767	—	233
TZS	11/23/05	273,655,000	239,000	238,662	—	338
TZS	12/06/05	455,710,000	398,000	396,238	—	1,762
TZS	12/15/05	301,909,000	263,906	261,911	—	1,995
TZS	12/22/05	246,100,000	214,000	213,118	—	882
TZS	01/04/06	192,950,000	167,056	166,592	—	464
UAH	11/08/05	2,307,690	462,000	453,641	—	8,359
UAH	11/18/05	1,492,635	302,000	292,792	—	9,208
UAH	12/08/05	4,658,940	936,000	909,404	—	26,596
UAH	12/15/05	3,896,120	758,000	758,941	941	—
UAH	04/10/06	1,711,950	339,000	321,038	—	17,962
UAH	04/19/06	778,770	153,000	145,702	—	7,298

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Forward Currency Contracts open at September 30, 2005 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

UAH	05/12/06	1,435,380	$282,000	$266,963	$—	$15,037
UAH	06/19/06	3,003,840	596,000	553,281	—	42,719
UAH	08/01/06	2,040,000	404,553	371,795	—	32,758
UAH	08/07/06	1,063,440	211,000	193,533	—	17,467
ZMK	12/05/05	1,351,240,000	296,000	294,067	—	1,933

Total Forward Currency Purchase Contracts			$90,953,884	$90,877,574	$915,996	$992,306

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	02/23/06	2,940,745	$998,555	$1,002,377	$—	$3,822
BRL	10/06/05	3,382,069	1,381,000	1,518,487	—	137,487
BRL	10/28/05	815,085	354,000	362,608	—	8,608
EUR	11/07/05	2,421,783	2,988,638	2,925,241	63,397	—
EUR	11/07/05	3,303,912	4,110,000	3,990,752	119,248	—
INR	11/04/05	16,515,840	374,000	375,282	—	1,282
ISK	10/04/05	29,524,970	480,863	484,058	—	3,195
ISK	10/13/05	16,424,185	268,588	268,879	—	291
RUB	12/15/05	18,817,760	664,000	662,751	1,249	—
SGD	10/05/05	1,687,786	997,509	999,148	—	1,639
THB	10/11/05	22,673,650	551,000	551,903	—	903
TRY	10/11/05	2,335,000	1,731,618	1,728,438	3,180	—
TZS	10/04/05	192,950,000	170,451	169,816	635	—

Total Forward Currency Sale Contracts			$15,070,222	$15,039,740	187,709	157,227

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,103,705	$1,149,533

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $246,682,287, aggregate gross unrealized appreciation was $21,384,770, aggregate gross unrealized depreciation was $4,419,657 and the net unrealized appreciation was $16,965,113.
(c)	Segregated security for forward currency contracts.
(d)	Security or portion thereof is out on loan.
(e)	Principal amount denominated in respective country’s currency.
(f)	Zero coupon security.
(g)	Rate shown reflects 7 day yield as of September 30, 2005.
(h)	Represents security purchased with cash collateral received for securities on loan.

Security Abbreviation:
ADR — American Depositary Receipt

Currency Abbreviations:
ARS	— Argentine Peso	PEN	— Peruvian New Sol
BRL	— Brazilian Real	PHP	— Philippine Peso
COP	— Colombian Peso	PLN	— Polish Zloty
EGP	— Egyptian Pound	RON	— Romanian Leu
EUR	— Euro	RUB	— Russian Ruble
GHC	— Ghanaian Cedi	SGD	— Singapore Dollar
HRK	— Croatian Kuna	SIT	— Slovenian Tolar
IDR	— Indonesian Rupiah	SKK	— Slovenska Koruna
ILS	— Israeli Shekel	THB	— Thai Baht
INR	— Indian Rupee	TRY	— New Turkish Lira
ISK	— Iceland Krona	TWD	— New Taiwan Dollar
KRW	— South Korean Won	TZS	— Tanzanian Shilling
KZT	— Kazakhstan Tenge	UAH	— Ukranian Hryvnia
MYR	— Malaysian Ringgit	ZMK	— Zambian Kwacha

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Portfolio holdings by industry (as percentage of net assets):

Industry
Aerospace & Defense	2.2%
Banking	18.2
Brewery	2.6
Business Services & Supplies	1.7
Computer Software	6.5
Computers & Business Equipment	3.7
Cosmetics & Toiletries	1.9
Diversified	5.0
Drugs & Health Care	9.6
Financial Services	7.7
Food & Beverages	10.9
Insurance	1.8
Medical Products & Services	3.3
Multimedia.	2.0
Oil & Gas	13.0
Retail	2.0
Semiconductors & Components	1.9
Telecommunications	2.8
Telecommunications Equipment	3.3

Subtotal	100.1
Foreign Government Obligations	6.4
Repurchase Agreement.	0.1
Collateral for Securities on Loan	24.2

Total Investments	130.8%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2005 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund's net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund's investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager's analysts will also be considered.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.LazardNet.com as well as on the Securities and Exchange Commission's website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD GLOBAL TOTAL RETURN AND INCOME FUND, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2005